Debt - Warehouse Borrowings (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 28, 2020	Apr. 15, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Nov. 30, 2021
Warehouse Borrowings
Maximum Borrowing Capacity					$ 600,000
Balance Outstanding			$ 285,539	$ 151,932	150,721
Instrument term	18 months	6 months
Restricted cash			$ 5,657	5,602	5,508
One Month LIBOR
Warehouse Borrowings
Interest margin over base rate (as a percent)			0.10%
Warehouse borrowings
Warehouse Borrowings
Maximum Borrowing Capacity			$ 615,000
Balance Outstanding			$ 285,539	151,932
Instrument term			1 year
Restricted cash			$ 1,300	1,300
Information on warehouse borrowings
Amount outstanding			336,648	810,818
Average balance outstanding for the year			191,794	252,565
UPB of underlying collateral (mortgage loans)			$ 296,841	$ 153,675
Weighted average rate for period (as a percent)			3.41%	3.74%
Repurchase agreement 1
Warehouse Borrowings
Maximum Borrowing Capacity			$ 65,000		50,000	$ 50,000
Balance Outstanding			$ 30,009	$ 49,963	20,174
Repurchase agreement 1 | Minimum
Warehouse Borrowings
Allowable Advance Rates (as a percent)			90.00%
Repurchase agreement 1 | Minimum | One Month LIBOR
Warehouse Borrowings
Interest margin over base rate (as a percent)			2.00%
Repurchase agreement 1 | Maximum
Warehouse Borrowings
Allowable Advance Rates (as a percent)			98.00%
Repurchase agreement 1 | Maximum | One Month LIBOR
Warehouse Borrowings
Interest margin over base rate (as a percent)			2.25%
Repurchase agreement 2
Warehouse Borrowings
Maximum Borrowing Capacity			$ 200,000		200,000
Balance Outstanding			$ 153,006	51,310	84,512
Allowable Advance Rates (as a percent)			100.00%
Repurchase agreement 2 | One Month LIBOR
Warehouse Borrowings
Interest margin over base rate (as a percent)			1.75%
Repurchase agreement 3
Warehouse Borrowings
Maximum Borrowing Capacity			$ 300,000		300,000
Balance Outstanding			$ 56,794	$ 50,659	27,601
Allowable Advance Rates (as a percent)			100.00%
Repurchase agreement 3 | Note Rate
Warehouse Borrowings
Interest margin over base rate (as a percent)			(0.375%)
Repurchase agreement 4
Warehouse Borrowings
Maximum Borrowing Capacity			$ 50,000		50,000
Balance Outstanding			$ 45,730		$ 18,434
Allowable Advance Rates (as a percent)			99.00%
Repurchase agreement 4 | Minimum | Note Rate
Warehouse Borrowings
Interest margin over base rate (as a percent)			(0.50%)
Repurchase agreement 4 | Maximum | Note Rate
Warehouse Borrowings
Interest margin over base rate (as a percent)			(0.75%)